Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY CONCORD STREET TRUST
Prospectus Date	rr_ProspectusDate	Feb. 11, 2019
Document Creation Date	dei_DocumentCreationDate	Feb. 08, 2019